Goodwill and Intangible Assets (Changes in Goodwill) (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Goodwill [Line Items]
Balance at beginning of fiscal year		¥ 95,184	¥ 95,176	¥ 19,097
Goodwill acquired	[1]			76,225
Foreign exchange translation		(33)	8	(146)
Balance at end of fiscal year		95,151	95,184	95,176
Gross amount of goodwill	[2]	169,489	170,926	171,432
Accumulated impairment losses		¥ 74,338	¥ 75,742	¥ 76,256

[1]	Goodwill acquired is entirely related to the acquisition of Asset Management One (see Note 3 "Business combination").
[2]	Goodwill is recorded at a designated reporting unit level for the purpose of assessing impairment. Goodwill is not allocated to the reportable segments in Note 32 "Business segment information".